Note 17 - Subsequent Events	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]

17.       Subsequent Events

On July 13, 2021, the Company commenced trading on the NYSE American Stock Exchange under the symbol “SLI” and concurrently changed its trading symbol on the TSX Venture Exchange to “SLI.V”

On July 20, 2021, the Company granted 200,000 stock options to a director. The options have an exercise price of $6.08 for a period of five (5) years. All of the options vested at grant.

Subsequent to June 30, 2021, the Company issued 3,949,045 common shares upon the exercise of warrants for proceeds of $4,190,316 and 434,745 common shares upon the exercise of stock options for proceeds of $441,961.